Statement of Operations	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
General and administrative expenses	$ 1,332,873
Loss from operations	(1,332,873)
Interest income	48,542
Net loss	$ (1,284,331)
Weighted average shares outstanding of Redeemable Class A common stock subject to redemption, basic and diluted (in Shares) | shares	26,276,074
Basic and diluted net income per share, common stock subject to redemption (in Dollars per share) | $ / shares
Weighted average shares outstanding of Non-Redeemable Class A and Class B common stock, basic and diluted (in Shares) | shares	7,561,720
Basic and diluted net loss per share, common stock (in Dollars per share) | $ / shares	$ (0.18)